PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES
Flexible Premium Deferred Annuity Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
Flexible Premium Deferred Annuity Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits and Legacy Protection Plus Optional Death Benefit

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY L SERIESSM
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM
Flexible Premium Deferred Annuities Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits and Legacy Protection Plus Optional Death Benefit

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated May 7, 2021
to Prospectuses dated April 30, 2021

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Dimensional Global Core Allocation Portfolio

Effective as of the close of business on June 4, 2021 (the “Closure Date”), the Sub-account investing in the AST Dimensional Global Core Allocation Portfolio, (the “Portfolio”) of Advanced Series Trust will be closed and will no longer be available as an Investment Option in the Annuity. As of the Closure Date, no additional Purchase Payments or requests for transfers of Account Value into the Sub-account investing in the Portfolio will be accepted from new or existing contract Owners, including those contract Owners who have Account Value invested in the Sub-account as of the Closure Date. However, Dollar Cost Averaging and/or Auto-Rebalancing programs, if elected by a contract Owner prior to the Closure Date, will not be affected by the Closure unless a contract Owner withdraws or otherwise transfers his entire Account Value from the Sub-account investing in the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
GENPRODSUP1